Investment Strategy	May 20, 2024
Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in the Fund’s prospectus, an investment in shares of the Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The Fund’s initial Outcome Period will begin on June 1, 2024 and end on May 30, 2025. The Fund’s Cap will not be determined until the start of the new Outcome Period on June 1, 2024. A supplement to the Fund’s prospectus will be filed on May 31, 2024 that will include the actual Cap for the Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of May 17, 2024, the expected range of the Fund’s Cap is set forth below.

9.83% – 10.33%

(9.14% – 9.64% after taking into account the Fund’s management fees)

Capitalized terms not otherwise defined herein have the same meaning as in the Fund’s Prospectus.